STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 13. STOCKHOLDERS' EQUITY

Common Stock

        Holdings has authorized 300.0 million shares of common stock, which may be designated as Class A common stock or Class B common stock. The shares are identical in all respects to rights and privileges except that shares of Class B common stock do not entitle their holders to vote for the election or removal of directors. The shares of Class B common stock are convertible into Class A common stock, in whole or in part, at any time and from time to time at the option of the holder, on the basis of one share of Class A common stock for each share of Class B common stock. A holder of Class B common stock would have, upon conversion of its shares of Class B common stock into shares of Class A common stock, one vote per share of Class A common stock held on all matters submitted to a vote of the Company's stockholders.

        The shares of Class A common stock are convertible into Class B common stock, in whole or in part, at any time and from time to time at the option of the holder, provided such holder is a holder of Class B common stock, on the basis of one share of Class B common stock for each share Class A common stock.

        At December 31, 2011, there were 103.1 million shares of Class A common stock outstanding and 2.1 million shares of Class B common stock outstanding.

        The Company periodically evaluates various options for the use of its capital, including the potential issuance of dividends.

        In December 2011, the Company announced a share repurchase program, with the intent of mitigating dilution associated primarily with the exercise of employee stock options pursuant to which it purchased 2.4 million shares of Class A common stock for $67.5 million.

Earnings Per Share

        The following table represents the Company's basic and dilutive weighted average shares:

	Year ended December 31,
	2011	2010	2009
	(in thousands)
Basic weighted average shares	100,261	87,339	87,421
Effect of dilutive employee stock-based compensation awards	2,749	1,578	438

Diluted weighted averages shares	103,010	88,917	87,859

        Unexercised stock options of 2.0 million, 7.8 million, and 8.8 million shares for the years ended December 31, 2011, 2010 and 2009, respectively, were not included in the computation of diluted earnings per share because the impact of applying the treasury stock method to these options was anti-dilutive.